Commitments and Contingencies (10-K) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies (10-K) [Abstract]
Deferred rent expense					$ 22	$ 0
Future minimum lease payments [Abstract]
December 31, 2012					192
December 31, 2013					197
December 31, 2014					221
December 31, 2015					227
December 31, 2016					77
Total					914
Rent expense	$ 50	$ 68	$ 98	$ 125	$ 225	$ 262